Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 34.1	$ 31.4
Items generating unrecognized tax benefits	30.4	28.1
Interest and related penalties	$ 3.7	$ 3.3
Earliest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax year subject to examination by major tax jurisdictions	2011
Latest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax year subject to examination by major tax jurisdictions	2015